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<FILENAME>vantis 13F 01.txt
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                            UNITED STATES
	            SECURITIES AND EXCHANGE COMMISSION
	                 WASHINGTON, D.C.  20549

	                      FORM 13F

	                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
						-----------------

Check here if Amendment [  ]; Amendment Number:
						------------------------
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vantis Equity Associates LLC
		-----------------------------------------------------
Address: 	725 S. Figueroa Street, Suite 900
		-----------------------------------------------------
		Los Angeles, CA  90017
		-----------------------------------------------------


13F File Number:  28-
		     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erick Penarrieta
	-------------------------------------------------
Title:	Controller
	-------------------------------------------------
Phone:	(213) 817-2209
	-------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Erick Penarrieta    		Los Angeles, CA     	02/11/2002
-----------------------			----------------	-----------
	[Signature]			[City, State]		   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number		Name

	28-
	   --------------	-----------------------
	[Repeat as necessary.]

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	                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
					------------------

Form 13F Information Table Entry Total:	21
					------------------

Form 13F Information Table Value Total:	178
					------------------
						(thousands)


List of Other Included Managers:	NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		13F File Number		Name

			28-
	-----		   --------------	-------------------

	[Repeat as necessary.]

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
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  COLUMN 1        	           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6
-----------------------------------------------------------------------------------------
	                                          	  VALUE   SHRS OR      INVESTMENT
NAME OF ISSUER          	TITLE OF CLASS   CUSIP   (x$1000) PRN AMT      DISCRETION
-----------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      	      COM     026874107   7,241    91,200	  91,200


CITIGROUP INC 			      COM     172967101   10,323   204,500	 204,500


COMCAST GROUP - CL A		      COM     200300200   9,324    259,000	 259,000


CONCORD EFS INC			      COM     206197105   8,313    253,600	 253,600


COSTCO WHSL CORP (NEW)		      COM     22160K105   9,102    205,100	 205,100


D R HORTON INC			      COM     23331A109   6,489    199,900	 199,900


ECHOSTAR COMMUNICATIONS CORP NEW CL A COM     278762109   8,249    300,300	 300,300


ELECTRONIC ARTS			      COM     285512109   8,183    136,500	 136,500


ELECTRONIC DATA SYS CORP (NEW)	      COM     285661104   8,439    123,100	 123,100


GENENTECH INC.			      COM     368710406   7,112    131,100	 131,100


INTL GAME TECHNOLOGY		      COM     459902102   7,014    102,700	 102,700


JOHNSON & JOHNSON		      COM     478160104   9,652    163,311	 163,311


LENNAR CORP.			      COM     526057104   10,464   223,500	 223,500


ELI LILLY & COMPANY		      COM     532457108   8,108    103,233	 103,233


MARSH & MCLENNAN COS INC	      COM     571748102   6,780    63,100	  63,100


MICROSOFT CORP			      COM     594918104   10,222   154,300	 154,300


MOODY'S CORP			      COM     615369105   8,155    204,600	 204,600


UNIVISION COMMUNICATIONS INC	      COM     914906102   10,677   263,900	 263,900


VIACOM INC - CL B		      COM     925524308   9,369    212,200	 212,200


WILLIS GROUP HOLDINGS LTD	      COM     G96655108   6,608    280,600	 280,600


FLEXTRONICS INTL LTD ORD	      COM     Y2573F102   8,188    341,300	 341,300


Column Totals						178,012

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  COLUMN 1        	                COLUMN 7         	   COLUMN 8
-----------------------------------------------------------------------------------------------
	                                 OTHER        	        VOTING AUTHORITY
NAME OF ISSUER          	  	MANAGERS 	     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC      	      			    91,200

CITIGROUP INC 			    			   204,500

COMCAST GROUP - CL A			  	  	   259,000

CONCORD EFS INC				 		   253,600

COSTCO WHSL CORP (NEW)				       	   205,100

D R HORTON INC					   	   199,900

ECHOSTAR COMMUNICATIONS CORP NEW CL A 			   300,300

ELECTRONIC ARTS			     			   136,500

ELECTRONIC DATA SYS CORP (NEW)	    			   123,100

GENENTECH INC.			      			   131,100

INTL GAME TECHNOLOGY		      			   102,700

JOHNSON & JOHNSON		      			   163,311

LENNAR CORP.			    		  	   223,500

ELI LILLY & COMPANY				  	   103,233

MARSH & MCLENNAN COS INC	     		   	    63,100

MICROSOFT CORP			      			   154,300

MOODY'S CORP			 			   204,600

UNIVISION COMMUNICATIONS INC	    			   263,900

VIACOM INC - CL B					   212,200

WILLIS GROUP HOLDINGS LTD	   			   280,600

FLEXTRONICS INTL LTD ORD	   			   341,300


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